Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and Equipment, Net

8. Property and Equipment, Net

The components of property and equipment, net were as follows at September 30, 2024 and December 31, 2023:

	September 30	December 31
	2024	2023
	(in thousands)
Solar energy facilities	$6,615	$5,134
Software and computers	23	-
Furniture and fixtures	48	48
Vehicles owned	35	-
Construction in progress	17,314	12,420
Total property and equipment	24,035	17,602
Less: Accumulated depreciation	(216)	(63)
Total	$23,819	$17,539

Construction in progress refers to projects that have been secured and are currently under construction. As of September 30, 2024, the Company has active construction projects in the U.S. of $14.4 million and in Europe of $2.9 million.

9.	Property and Equipment, Net

The components of property and equipment, net were as follows at December 31 (in thousands):

	Year Ended December 31,
	2023	2022
	(in thousands)
Solar energy facilities	$55,318	$75,009
Building	-	107
Land	511	497
Furniture and fixtures	210	49
Asset retirement	168	341
Construction in progress	12,421	3,093
Total property and equipment	68,628	79,096
Less: Accumulated depreciation	(7,326)	(10,143)
Total	$61,302	$68,953

There was $5.1 million transferred from construction in progress to solar energy facilities during the twelve-month period through December 31, 2023 and $0.6 million during the twelve-month period through December 31, 2022.